Subsequent Events (Details) - USD ($)					3 Months Ended	9 Months Ended
	Jan. 28, 2025	Dec. 24, 2024	Nov. 11, 2024	Oct. 31, 2024	Sep. 30, 2024	Sep. 30, 2024	Aug. 02, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Events [Line Items]
shares issued (in Shares)					0	0		1,302,082
Convertible preferred stock, par value (in Dollars per share)					$ 0.001	$ 0.001		$ 0.001
Warrant price per share (in Dollars per share)							$ 4.4
Financing expenses						$ 7,103,000
Cash consideration					$ 1,858,104	1,858,104
Common stock valued					$ 21,181	$ 21,181		$ 5,340
Minimum [Member]
Subsequent Events [Line Items]
Warrant price per share (in Dollars per share)					$ 1.31	$ 1.31
Maximum [Member]
Subsequent Events [Line Items]
Warrant price per share (in Dollars per share)					$ 2.59	$ 2.59
Common Stock [Member]
Subsequent Events [Line Items]
Shares issued (in Shares)					320,133
Subsequent Event [Member]
Subsequent Events [Line Items]
Purchase of common stock				$ 15,000,000
Shares issued (in Shares)			32,500
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Common Stock Percentage				3.00%
Series A Preferred Stock [Member]
Subsequent Events [Line Items]
shares issued (in Shares)										1,302,082
Share rate						7.00%
Series A Preferred Stock [Member] | Warrant [Member]
Subsequent Events [Line Items]
shares issued (in Shares)					2	2
Series A Preferred Stock [Member] | Minimum [Member]
Subsequent Events [Line Items]
Share rate						3.00%
Series A Preferred Stock [Member] | Maximum [Member]
Subsequent Events [Line Items]
Share rate						33.30%
Series A Preferred Stock [Member]
Subsequent Events [Line Items]
shares issued (in Shares)								1,302,082	1,302,082
Convertible preferred stock, par value (in Dollars per share)								$ 0.001	$ 0.001
Series A warrants exercisable (in Shares)					1,775,750	1,775,750
Series A Preferred Stock [Member] | Warrant [Member]
Subsequent Events [Line Items]
Series A warrants exercisable (in Shares)					1,775,750	1,775,750
Forecast [Member]
Subsequent Events [Line Items]
Warrant price per share (in Dollars per share)		$ 4
Payment owed	$ 3,500,000
Milestone payments	16,500,000
Aggregate purchase price	8,000,000
Cash consideration	500,000
Common stock valued	7,500,000
Forecast [Member] | Warrant [Member]
Subsequent Events [Line Items]
Purchase of warrant (in Shares)		1
Forecast [Member] | Minimum [Member]
Subsequent Events [Line Items]
Aggregate gross proceeds		$ 6,000,000
Forecast [Member] | Maximum [Member]
Subsequent Events [Line Items]
Aggregate gross proceeds		$ 10,000,000
Forecast [Member] | Milestone Payment One [Member]
Subsequent Events [Line Items]
Investment owed	1,500,000
Cumulative sales	20,000,000
Forecast [Member] | Milestone Payment Two [Member]
Subsequent Events [Line Items]
Investment owed	5,000,000
Cumulative sales	50,000,000
Forecast [Member] | Milestone Payment Three [Member]
Subsequent Events [Line Items]
Investment owed	10,000,000
Cumulative sales	$ 100,000,000
Forecast [Member] | Ayala [Member]
Subsequent Events [Line Items]
Percentage of net sales owed	10.00%
Forecast [Member] | Penn License [Member]
Subsequent Events [Line Items]
Percentage of net sales owed	1.50%
Forecast [Member] | University of Pennsylvania [Member]
Subsequent Events [Line Items]
Percentage of net sales owed	1.50%
Forecast [Member] | Series A Preferred Stock [Member]
Subsequent Events [Line Items]
shares issued (in Shares)		1
Forecast [Member] | Series A Senior Convertible Preferred Stock [Member]
Subsequent Events [Line Items]
Convertible preferred stock, par value (in Dollars per share)		$ 0.001